UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2012 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 22.8%
Actuant Corporation (Class A)	315,700	$9,035,334
Franklin Electric Co., Inc.	225,600	13,646,544
Graco Inc.	395,800	19,900,824
HNI Corporation	513,733	13,105,329
IDEX Corporation	427,100	17,839,967
Rotork plc	72,200	2,638,238
WABCO Holdings Inc.*	383,000	22,087,610
Zebra Technologies Corporation (Class A)*	384,400	14,430,376
		$112,684,222
BUSINESS SERVICES & SUPPLIES — 17.6%
Aggreko plc	149,534	$5,584,796
CLARCOR, Inc.	252,700	11,278,001
Copart, Inc.*	687,100	19,053,283
Domino Printing Sciences plc	390,000	3,485,586
Halma plc	1,325,000	9,069,227
Manpower Inc.	216,200	7,956,160
ScanSource, Inc.*	640,263	20,501,221
Spirax-Sarco Engineering plc	306,506	10,348,685
		$87,276,959
RETAILING — 17.5%
CarMax, Inc.*	762,200	$21,570,260
L’Occitane International S.A.	1,875,000	4,956,938
O’Reilly Automotive, Inc.*	425,900	35,613,758
Signet Jewelers Limited	498,200	24,292,232
		$86,433,188
HEALTH CARE — 12.0%
bioMérieux S.A.	79,887	$7,414,760
Bio-Rad Laboratories, Inc. (Class A)*	147,700	15,762,544
Life Technologies Corporation*	414,198	20,245,998
Sonova Holding AG	53,500	5,406,887
Varian Medical Systems, Inc.*	42,000	2,533,440
VCA Antech, Inc.*	413,300	8,154,409
		$59,518,038
ENERGY — 6.7%
FMC Technologies, Inc.*	307,800	$14,251,140
Noble Corporation	529,200	18,934,776
		$33,185,916
TECHNOLOGY — 5.7%
EVS Broadcast Equipment S.A.	138,800	7,664,050
Maxim Integrated Products, Inc.	309,600	8,241,552
Microchip Technology Incorporated	374,951	12,275,896
		$28,181,498
TRANSPORTATION — 4.3%
Heartland Express, Inc.	825,800	$11,032,688

Knight Transportation, Inc.	700,600	10,018,580
		$21,051,268

TOTAL COMMON STOCKS — 86.6% (Cost $278,094,963)		$428,331,089

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,508,000
ProLogis (Series S)	120,000	3,006,000
TOTAL PREFERRED STOCKS — 1.1% (Cost $5,726,454)		$5,514,000

NON-CONVERTIBLE BONDS AND DEBENTURES
Cenveo Corporation — 7.875% 2013	$3,000,000	$3,000,000
Helix Energy Solutions Group, Inc. — 9.5% 2016	1,158,000	1,210,098
Omnova Solutions Inc. — 7.875% 2018	275,000	278,437
Quality Distribution, LLC — 9.875% 2018	3,000,000	3,270,000
Select Medical Holdings Corporation — 7.625% 2015	101,000	102,284
Stanadyne Corporation — 10% 2014	3,000,000	2,797,500
TOTAL NON- CONVERTIBLE BONDS AND DEBENTURES — 2.1% (Cost $10,046,850)		$10,658,319

TOTAL INVESTMENT SECURITIES — 89.8% (Cost $293,868,267)		$444,503,408

SHORT-TERM INVESTMENTS
Federal Home Loan Bank Discount Note — 0.07% 10/01/12	$17,000,000	$17,000,000
Exxon Mobil Corporation — 0.07% 10/03/12	24,000,000	23,999,907
State Street Bank Repurchase Agreement — 0.01% 10/01/12 (Dated 09/28/12, repurchase price of $9,278,008, collateralized by $7,680,000 Principal Amount U.S. Treasury Bonds — 3.875% 2040, fair value $9,465,600)	9,278,000	9,278,008
TOTAL SHORT-TERM INVESTMENTS — 10.2% (Cost $50,277,915)		$50,277,915

TOTAL INVESTMENTS — 100.0% (Cost $344,146,182) — Note 2		$494,781,323
Other assets and liabilities, net — 0.0%		98,084
TOTAL NET ASSETS — 100.0%		$494,879,407

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under policies adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2012:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$428,331,089	—	—	$428,331,089
Preferred Stocks	5,514,000	—	—	5,514,000
Non-Convertible Bonds & Debentures	—	$10,658,319	—	10,658,319
Short-Term Investments	—	50,277,915	—	50,277,915
Total Investments	$433,845,089	$60,936,234	—	$494,781,323

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $294,055,068 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$152,067,966
Gross unrealized depreciation:	(1,619,626)
Net unrealized appreciation:	$150,448,340

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 28, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 28, 2012